Basis of Presentation (Pro Forma [Member])	9 Months Ended
Apr. 30, 2014
Pro Forma [Member]
Basis Presentation [Line Items]
Basis of Presentation
Note 1 – Basis of Presentation

The unaudited pro forma condensed combined balance sheet as of April 30, 2013, and the unaudited pro forma condensed combined statements of operations for the nine months ended April 30, 2014 and year ended July 31, 2013, are based on the historical financial statements of the Company and Sanhe after giving effect of the VIE Agreements between the Company and Sanhe on July 25, 2014, and the assumptions, reclassifications and adjustments described in the accompanying notes to the unaudited pro forma condensed combined financial information.

The Company entered into a VIE agreement with Sanhe via the Company’s WOFE, LuckSky Shen Zhen whereas these two entities were under common control

Because of the common control between us, LuckSky Shen Zhen and Sanhe, for accounting purposes, the acquisition of these entities has been treated as a combination between entities under common control with no adjustment to the historical basis of their assets and liabilities. Since there is a change of reporting entity after the acquisition takes place, the Company accounts for business combinations pursuant to Accounting Standard Codification (“ASC”) 805-50 which generally requires the entity that receives net assets or equity interests to recognize the carrying amounts of the net assets transferred in its accounting for the combination and to combine the financial statements of the entities under common control for all periods presented and to eliminate any intercompany balances and transactions.